SUN LIFE INSURANCE AND ANNUITY COMPANY
OF NEW YORK
80 Broad Street, New York, NY 10004

DIRECTORS AND OFFICERS

JOHN D. McNEIL, Chairman and Director

DONALD A. STEWART, President and Director

DAVID D. HORN, Director

RICHARD B. BAILEY, Director

A. KEITH BRODKIN, Director

M. COLYER CRUM, Director

JOHN G. IRELAND, Director

EDWARD M. LAMONT, Director

JOHN S. LANE, Director

ANGUS A. MacNAUGHTON, Director

FIORAVANTE G. PERROTTA, Director

RALPH F. PETERS, Director

PAMELA T. TIMMINS, Director

MICHAEL A. COHEN, Vice President and
  Regional Manager

MARGARET SEARS MEAD, Assistant Vice President and Secretary

L. BROCK THOMSON, Vice President and
  Treasurer

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181

LEGAL COUNSEL
Covington & Burling
1201 Pennsylvania Avenue, N.W.
P.O. Box 7566, Washington, D.C. 20044

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, Mass. 02110

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective purchasers only if preceded or accompanied by an effective prospectus.
                                                                     RENY-3-2/98

                                        LOGO

                                        &

                                        LOGO

                                                ANNUAL REPORT, DECEMBER 31, 1997

                                      PROFESSIONALLY MANAGED ANNUITIES ISSUED BY
                              SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

PERFORMANCE SUMMARY

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                                    UNIT VALUE
                                                         --------------------------------      PERCENT
                                                                             DECEMBER 31,      CHANGE
                                                         DECEMBER 31, 1996       1997       IN UNIT VALUE
                                                         -----------------   ------------   -------------
  REGATTA - NY CONTRACTS
    Capital Appreciation Series........................        16.8791          20.4955           21.43%
    Conservative Growth Series.........................        16.5965          21.5979           30.14%
    Government Securities Series.......................        11.6198          12.4617            7.25%
    High Yield Series..................................        13.3941          14.9542           11.65%
    Managed Sectors Series.............................        15.8731          19.6663           23.90%
    Money Market Series................................        11.1042          11.5063            3.62%
    Total Return Series................................        14.2737          17.1690           20.28%
    Utilities Series...................................        15.0048          19.6408           30.90%
    World Governments Series...........................        12.5096          13.9137           11.22%
    World Growth Series................................        12.2345          12.4194            1.51%
  REGATTA GOLD - NY CONTRACTS
    Capital Appreciation Series........................        11.2208          13.6249           21.43%
    Conservative Growth Series.........................        11.2287          14.6125           30.14%
    Emerging Growth Series.............................        10.5475          12.6847           20.26%
    MFS/Foreign & Colonial Emerging Markets Equity
     Series............................................        10.0000*          8.7203          (12.80)%
    International Growth Series........................        10.2062          10.7213            5.05%
    International Growth and Income Series.............        10.0000*          9.3612           (6.39)%
    Government Securities Series.......................        10.2283          10.9695            7.25%
    High Yield Series..................................        10.5902          11.8237           11.65%
    Managed Sectors Series.............................        11.3497          14.0620           23.90%
    Money Market Series................................        10.1193          10.4857            3.62%
    Research Equity Series.............................        11.1263          13.2588           19.17%
    Research Growth and Income Series..................        10.0000*         10.7234            7.23%
    Total Return Series................................        10.7617          12.9446           20.28%
    Utilities Series...................................        11.1898          14.6470           30.90%
    Value Series.......................................        10.6551          10.8511            1.84%
    World Asset Allocation Series......................        10.2412          11.6505           13.76%
    World Governments Series...........................        10.0000*         10.0221            0.22%
    World Growth Series................................        10.4190          11.8491           13.73%
    World Total Return Series..........................        10.6202          11.9033           12.08%

*Reflects unit value on date of commencement of operations

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENT OF CONDITION-- December 31, 1997

 ASSETS:
    Investments in MFS/Sun Life Series Trust:          Shares        Cost         Value
                                                     ----------  ------------  ------------
     Capital Appreciation Series ("CAS")...........     882,087  $ 30,360,699  $ 35,405,613
     Conservative Growth Series ("CGS")............   1,295,269    34,704,531    42,940,657
     Emerging Growth Series ("EGS")................     681,030    11,019,764    12,260,633
     MFS/Foreign & Colonial Emerging Markets Equity
      Series ("FCE")...............................      33,079       417,127       365,050
     International Growth Series ("FCG")...........     181,128     1,963,413     2,023,598
     International Growth and Income Series
      ("FCI")......................................       8,954        89,940        86,391
     Government Securities Series ("GSS")..........     732,911     9,293,541     9,557,606
     High Yield Series ("HYS").....................   1,116,886    10,241,653    10,845,783
     Managed Sectors Series ("MSS")................     333,490     8,679,762     9,724,354
     Money Market Series ("MMS")...................  10,369,043    10,369,043    10,369,043
     Research Equity Series ("RES")................   1,008,519    18,031,161    19,596,299
     Research Growth and Income Series ("RGS").....      58,294       615,295       642,446
     Total Return Series ("TRS")...................   1,975,084    36,164,801    42,103,386
     Utilities Series ("UTS")......................     291,819     3,978,509     4,788,286
     Value Series ("VAL")..........................      48,111       648,694       670,376
     World Asset Allocation Series ("WAA").........     172,688     2,454,303     2,510,761
     World Governments Series ("WGS")..............     385,890     4,345,024     4,139,309
     World Growth Series ("WGO")...................     626,609     8,366,738     9,200,599
     World Total Return Series ("WTR").............     146,731     2,035,489     2,157,006
                                                                 ------------  ------------
                                                                 $193,779,487  $219,387,196
                                                                 ------------
                                                                 ------------
 LIABILITY:
     Payable to sponsor............................                                  70,058
                                                                               ------------
         Net Assets................................                            $219,317,138
                                                                               ------------
                                                                               ------------

 NET ASSETS:
                                           Applicable to Owners of
                                          Deferred Variable Annuity
                                                  Conracts:
                                      ---------------------------------  Reserve for
                                                   Unit                   Variable
                                        Units     Value       Value       Annuities       Total
                                      ---------  --------  ------------  -----------   ------------
 Regatta-NY Contracts:
     CAS............................  1,098,819  $20.4955  $ 22,523,228  $   148,002   $ 22,671,230
     CGS............................    806,893   21.5979    17,425,443       82,762     17,508,205
     GSS............................    617,817   12.4617     7,698,704        6,946      7,705,650
     HYS............................    340,853   14.9542     5,110,044       19,915      5,129,959
     MSS............................    314,374   19.6663     6,182,560      --           6,182,560
     MMS............................    540,785   11.5063     6,218,779        1,677      6,220,456
     TRS............................  1,439,364   17.1690    24,708,258      675,018     25,383,276
     UTS............................    103,362   19.6408     2,030,553      --           2,030,553
     WGS............................    277,498   13.9137     3,399,315        3,604      3,402,919
     WGO............................    384,999   12.4194     5,357,337      --           5,357,337
                                                           ------------  -----------   ------------
                                                           $100,654,221  $   937,924   $101,592,145
                                                           ------------  -----------   ------------
 Regatta Gold-NY Contracts:
     CAS............................    933,956   13.6249  $ 12,725,326  $   --        $ 12,725,326
     CGS............................  1,722,218   14.6125    25,157,929      259,278     25,417,207
     EGS............................    966,583   12.6847    12,260,633      --          12,260,633
     FCE............................     41,861    8.7203       365,050      --             365,050
     FCG............................    188,749   10.7213     2,023,598      --           2,023,598
     FCI............................      9,227    9.3612        86,391      --              86,391
     GSS............................    168,798   10.9695     1,851,630      --           1,851,630
     HYS............................    482,767   11.8237     5,715,745      --           5,715,745
     MSS............................    251,868   14.0620     3,541,793      --           3,541,793
     MMS............................    395,655   10.4857     4,148,510      --           4,148,510
     RES............................  1,478,012   13.2588    19,596,299      --          19,596,299
     RGS............................     59,221   10.7234       642,446      --             642,446
     TRS............................  1,288,455   12.9446    16,675,070      --          16,675,070
     UTS............................    187,310   14.6470     2,757,733      --           2,757,733
     VAL............................     61,777   10.8511       670,376      --             670,376
     WAA............................    215,473   11.6505     2,510,761      --           2,510,761
     WGS............................     73,436   10.0221       736,156      --             736,156
     WGO............................    324,362   11.8491     3,843,263      --           3,843,263
     WTR............................    181,210   11.9033     2,157,006      --           2,157,006
                                                           ------------  -----------   ------------
                                                           $117,465,715  $   259,278   $117,724,993
                                                           ------------  -----------   ------------
         Net Assets......................................  $218,119,936  $ 1,197,202   $219,317,138
                                                           ------------  -----------   ------------
                                                           ------------  -----------   ------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS-- Year Ended December 31, 1997

                                               CAS           CGS           EGS           FCE           FCG
                                           Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                           -----------   -----------   -----------   -----------   -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $2,541,693    $1,238,773    $   27,866     $     --     $   12,324
   Mortality and expense risk charges....     376,259       356,402        97,960        1,685         15,580
   Administrative charges................      45,151        42,768        11,755          202          1,869
                                           -----------   -----------   -----------   -----------   -----------
       Net investment income (loss)......  $2,120,283    $  839,603    $  (81,849)    $ (1,887)    $   (5,125)
                                           -----------   -----------   -----------   -----------   -----------
 REALIZED AND UNREALIZED GAINS:
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $5,288,509    $4,278,183    $1,275,667     $  1,790     $  138,047
     Cost of investments sold............   3,747,924     2,772,936     1,155,970        1,936        132,654
                                           -----------   -----------   -----------   -----------   -----------
     Net realized gains (loss)...........  $1,540,585    $1,505,247    $  119,697     $   (146)    $    5,393
                                           -----------   -----------   -----------   -----------   -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................  $5,044,914    $8,236,126    $1,240,869     $(52,077)    $   60,185
     Beginning of year...................   3,141,305     3,353,456       (39,969)      --              3,206
                                           -----------   -----------   -----------   -----------   -----------
       Change in unrealized appreciation
        (depreciation)...................  $1,903,609    $4,882,670    $1,280,838     $(52,077)    $   56,979
                                           -----------   -----------   -----------   -----------   -----------
         Realized and unrealized gains
          (losses).......................  $3,444,194    $6,387,917    $1,400,535     $(52,223)    $   62,372
                                           -----------   -----------   -----------   -----------   -----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $5,564,477    $7,227,520    $1,318,686     $(54,110)    $   57,247
                                           -----------   -----------   -----------   -----------   -----------
                                           -----------   -----------   -----------   -----------   -----------

                                               FCI          GSS           HYS          MSS          MMS
                                           Sub-Account  Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                           -----------  -----------   -----------  -----------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $   --       $  614,036    $   493,671  $   817,957  $   497,893
   Mortality and expense risk charges....         246      112,368         98,617       99,618      125,289
   Administrative charges................           9       13,485         11,834       11,954       15,035
                                           -----------  -----------   -----------  -----------  -----------
       Net investment income (loss)......  $     (255 ) $  488,183    $   383,220  $   706,385  $   357,569
                                           -----------  -----------   -----------  -----------  -----------
 REALIZED AND UNREALIZED GAINS:
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $      244   $3,378,955    $ 2,520,627  $ 1,442,208  $14,593,369
     Cost of investments sold............         260    3,341,137      2,396,565    1,129,421   14,593,369
                                           -----------  -----------   -----------  -----------  -----------
     Net realized gains (loss)...........  $      (16 ) $   37,818    $   124,062  $   312,787      --
                                           -----------  -----------   -----------  -----------  -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................  $   (3,549 ) $  264,065    $   604,130  $ 1,044,592  $   --
     Beginning of year...................      --          134,986        223,152      513,054      --
                                           -----------  -----------   -----------  -----------  -----------
       Change in unrealized appreciation
        (depreciation)...................  $   (3,549 ) $  129,079    $   380,978  $   531,538      --
                                           -----------  -----------   -----------  -----------  -----------
         Realized and unrealized gains
          (losses).......................  $   (3,565 ) $  166,897    $   505,040  $   844,325  $   --
                                           -----------  -----------   -----------  -----------  -----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $   (3,820 ) $  655,080    $   888,260  $ 1,550,710  $   357,569
                                           -----------  -----------   -----------  -----------  -----------
                                           -----------  -----------   -----------  -----------  -----------

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                               RES           RGS           TRS           UTS           VAL
                                           Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                           -----------   -----------   -----------   -----------   ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $  250,661    $   --        $3,176,698     $ 325,601    $    --
   Mortality and expense risk charges....     141,879         1,710       412,517        38,805           1,586
   Administrative charges................      17,026           205        49,502         4,657             191
                                           -----------   -----------   -----------   -----------   ------------
       Net investment income (loss)......  $   91,756    $   (1,915)   $2,714,679     $ 282,139    $     (1,777)
                                           -----------   -----------   -----------   -----------   ------------
 REALIZED AND UNREALIZED GAINS:
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $1,040,657    $   15,694    $4,894,617     $ 814,262    $    101,814
     Cost of investments sold............     875,510        15,314     4,014,252       685,996          97,187
                                           -----------   -----------   -----------   -----------   ------------
       Net realized gains................  $  165,147    $      380    $  880,365     $ 128,266    $      4,627
                                           -----------   -----------   -----------   -----------   ------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................  $1,565,138    $   27,151    $5,938,585     $ 809,777    $     21,682
     Beginning of year...................     163,568        --         3,374,017       299,360         --
                                           -----------   -----------   -----------   -----------   ------------
       Change in unrealized
        appreciation.....................  $1,401,570    $   27,151    $2,564,568     $ 510,417    $     21,682
                                           -----------   -----------   -----------   -----------   ------------
         Realized and unrealized gains...  $1,566,717    $   27,531    $3,444,933     $ 638,683    $     26,309
                                           -----------   -----------   -----------   -----------   ------------
 INCREASE IN NET ASSETS FROM
  OPERATIONS.............................  $1,658,473    $   25,616    $6,159,612     $ 920,822    $     24,532
                                           -----------   -----------   -----------   -----------   ------------
                                           -----------   -----------   -----------   -----------   ------------

                                               WAA           WGS           WGO           WTR
                                           Sub-Account   Sub-Account   Sub-Account   Sub-Account      Total
                                           -----------   -----------   -----------   -----------   ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $   73,415    $  171,158    $  163,398     $ 15,895     $10,421,039
   Mortality and expense risk charges....      21,036        52,642        96,511       13,526       2,064,236
   Administrative charges................       2,525         6,316        11,581        1,623         247,688
                                           -----------   -----------   -----------   -----------   ------------
       Net investment income.............  $   49,854    $  112,200    $   55,306     $    746     $ 8,109,115
                                           -----------   -----------   -----------   -----------   ------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $  356,088    $  911,580    $1,545,220     $ 91,277      42,688,808
     Cost of investments sold............     336,558     1,019,262     1,301,270       82,404      37,699,925
                                           -----------   -----------   -----------   -----------   ------------
       Net realized gains (losses).......  $   19,530    $ (107,682)   $  243,950     $  8,873     $ 4,988,883
                                           -----------   -----------   -----------   -----------   ------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................  $   56,458    $ (205,715)   $  833,861     $121,517     $25,607,709
     Beginning of year...................      12,514      (106,483)      248,671        9,927      11,330,764
                                           -----------   -----------   -----------   -----------   ------------
       Change in unrealized appreciation
        (depreciation)...................  $   43,944    $  (99,232)   $  585,190     $111,590     $14,276,945
                                           -----------   -----------   -----------   -----------   ------------
         Realized and unrealized gains
          (losses).......................  $   63,474    $ (206,914)   $  829,140     $120,463     $19,265,828
                                           -----------   -----------   -----------   -----------   ------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $  113,328    $  (94,714)   $  884,446     $121,209     $27,374,943
                                           -----------   -----------   -----------   -----------   ------------
                                           -----------   -----------   -----------   -----------   ------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

                                                     CAS                       CGS                       EGS
                                                 Sub-Account               Sub-Account               Sub-Account
                                           ------------------------  ------------------------  -----------------------
                                                  Year Ended                Year Ended               Year Ended
                                                 December 31,              December 31,             December 31,
                                           ------------------------  ------------------------  -----------------------
                                              1997         1996         1997         1996         1997        1996**
                                           -----------  -----------  -----------  -----------  -----------  ----------
 OPERATIONS:
   Net investment income (expense).......  $ 2,120,283  $ 1,236,544  $   839,603  $   283,282  $   (81,849) $   (9,735)
   Net realized gains....................    1,540,585    1,402,219    1,505,247      686,556      119,697      18,739
   Net unrealized gains (losses).........    1,903,609      955,359    4,882,670    1,857,593    1,280,838     (39,969)
                                           -----------  -----------  -----------  -----------  -----------  ----------
       Increase (decrease) in net assets
        from operations..................  $ 5,564,477  $ 3,594,122  $ 7,227,520  $ 2,827,431  $ 1,318,686  $  (30,965)
                                           -----------  -----------  -----------  -----------  -----------  ----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........  $ 5,437,094  $ 8,660,397  $12,920,177  $ 6,950,910  $ 5,109,875  $3,404,586
     Net transfers between Sub-Accounts
      and Fixed Account..................    2,074,585     (759,828)   6,398,425      873,302    2,532,138     178,813
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................   (1,919,576)  (2,973,326)  (1,877,932)  (1,720,406)    (237,664)    (14,836)
                                           -----------  -----------  -----------  -----------  -----------  ----------
       Net accumulation activity.........  $ 5,592,103  $ 4,927,243  $17,440,670  $ 6,103,806  $ 7,404,349  $3,568,563
                                           -----------  -----------  -----------  -----------  -----------  ----------
   Annuitization Activity:
     Annuitizations......................  $   --       $   136,803  $   251,244  $    68,590  $   --       $   --
     Annuity payments and account fees...      (31,346)     (18,380)     (15,570)      (5,923)     --           --
     Adjustments to annuity reserve......       (2,576)      (6,355)     (12,192)      (3,052)     --           --
                                           -----------  -----------  -----------  -----------  -----------  ----------
       Net annuitization activity........  $   (33,922) $   112,068  $   223,482  $    59,615  $   --       $   --
                                           -----------  -----------  -----------  -----------  -----------  ----------
   Increase in net assets from contract
    owner transactions...................  $ 5,558,181  $ 5,039,311  $17,664,152  $ 6,163,421  $ 7,404,349  $3,568,563
                                           -----------  -----------  -----------  -----------  -----------  ----------
     Increase in net assets..............  $11,122,658  $ 8,633,433  $24,891,672  $ 8,990,852  $ 8,723,035  $3,537,598
 NET ASSETS:
   Beginning of year.....................   24,273,898   15,640,465   18,033,740    9,042,888    3,537,598      --
                                           -----------  -----------  -----------  -----------  -----------  ----------
   End of year...........................  $35,396,556  $24,273,898  $42,925,412  $18,033,740  $12,260,633  $3,537,598
                                           -----------  -----------  -----------  -----------  -----------  ----------
                                           -----------  -----------  -----------  -----------  -----------  ----------

                                                  FCE
                                              Sub-Account
                                           ------------------
                                               Year Ended
                                           December 31, 1997*
                                           ------------------

 OPERATIONS:
   Net investment income (expense).......      $   (1,887)
   Net realized gains....................            (146)
   Net unrealized gains (losses).........         (52,077)
                                               ----------
       Increase (decrease) in net assets
        from operations..................      $  (54,110)
                                               ----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........      $  116,973
     Net transfers between Sub-Accounts
      and Fixed Account..................         302,187
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................        --
                                               ----------
       Net accumulation activity.........      $  419,160
                                               ----------
   Annuitization Activity:
     Annuitizations......................      $ --
     Annuity payments and account fees...        --
     Adjustments to annuity reserve......        --
                                               ----------
       Net annuitization activity........      $ --
                                               ----------
   Increase in net assets from contract
    owner transactions...................      $  419,160
                                               ----------
     Increase in net assets..............      $  365,050
 NET ASSETS:
   Beginning of year.....................        --
                                               ----------
   End of year...........................      $  365,050
                                               ----------
                                               ----------

 *For the period July 14, 1997 (commencement of operations) to December 31,
1997.
**For the period August 13, 1996 (commencement of operations) to December 31, 1996.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                   FCG                  FCI                    GSS
                                               Sub-Account          Sub-Account            Sub-Account
                                           --------------------  ------------------   ----------------------
                                                                     Year Ended
                                                Year Ended          December 31,            Year Ended
                                               December 31,            1997**              December 31,
                                           --------------------  ------------------   ----------------------
                                              1997      1996*                            1997        1996
                                           ----------  --------                       ----------  ----------
 OPERATIONS:
   Net investment income (expense).......  $   (5,125) $ (1,435)      $   (255)       $  488,183  $  355,589
   Net realized gains (losses)...........       5,393       711            (16)           37,818      39,886
   Net unrealized gains (losses).........      56,979     3,206         (3,549)          129,079    (320,489)
                                           ----------  --------       --------        ----------  ----------
       Increase (decrease) in net assets
        from operations..................  $   57,247  $  2,482       $ (3,820)       $  655,080  $   74,986
                                           ----------  --------       --------        ----------  ----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........  $  680,068  $535,282       $ 53,676        $  901,461  $1,551,889
     Net transfers between Sub-Accounts
      and Fixed Account..................     731,375    49,397         36,535           537,631     606,593
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................     (20,814)  (11,439)      --                (577,767)   (655,818)
                                           ----------  --------       --------        ----------  ----------
       Net accumulation activity.........  $1,390,629  $573,240       $ 90,211        $  861,325  $1,502,664
                                           ----------  --------       --------        ----------  ----------
   Annuitization Activity:
     Annuitizations......................  $   --      $  --          $--             $   --      $   --
     Annuity payments and account fees...      --         --          --                  (2,591)     (2,581)
     Adjustments to annuity reserve......      --         --          --                    (132)       (152)
                                           ----------  --------       --------        ----------  ----------
       Net annuitization activity........  $   --      $  --          $--             $   (2,723) $   (2,733)
                                           ----------  --------       --------        ----------  ----------
   Increase in net assets from contract
    owner transactions...................  $1,390,629  $573,240       $ 90,211        $  858,602  $1,499,931
                                           ----------  --------       --------        ----------  ----------
     Increase in net assets..............  $1,447,876  $575,722       $ 86,391        $1,513,682  $1,574,917
 NET ASSETS:
   Beginning of year.....................     575,722     --          --               8,043,598   6,468,681
                                           ----------  --------       --------        ----------  ----------
   End of year...........................  $2,023,598  $575,722       $ 86,391        $9,557,280  $8,043,598
                                           ----------  --------       --------        ----------  ----------
                                           ----------  --------       --------        ----------  ----------

                                                     HYS
                                                 Sub-Account
                                           -----------------------

                                                 Year Ended
                                                December 31,
                                           -----------------------
                                              1997         1996
                                           -----------  ----------
 OPERATIONS:
   Net investment income (expense).......  $   383,220  $  274,052
   Net realized gains (losses)...........      124,062     229,055
   Net unrealized gains (losses).........      380,978     (13,435)
                                           -----------  ----------
       Increase (decrease) in net assets
        from operations..................  $   888,260  $  489,672
                                           -----------  ----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........  $ 2,509,428  $2,175,861
     Net transfers between Sub-Accounts
      and Fixed Account..................    1,893,307     (46,281)
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................     (421,568)   (738,718)
                                           -----------  ----------
       Net accumulation activity.........  $ 3,981,167  $1,390,862
                                           -----------  ----------
   Annuitization Activity:
     Annuitizations......................  $    20,734  $   --
     Annuity payments and account fees...       (1,137)     --
     Adjustments to annuity reserve......          (79)     --
                                           -----------  ----------
       Net annuitization activity........  $    19,518  $   --
                                           -----------  ----------
   Increase in net assets from contract
    owner transactions...................  $ 4,000,685  $1,390,862
                                           -----------  ----------
     Increase in net assets..............  $ 4,888,945  $1,880,534
 NET ASSETS:
   Beginning of year.....................    5,956,759   4,076,225
                                           -----------  ----------
   End of year...........................  $10,845,704  $5,956,759
                                           -----------  ----------
                                           -----------  ----------

 *For the period August 13, 1996 (commencement of operations) to December 31, 1996.
**For the period August 11, 1997 (commencement of operations) to December 31, 1997.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                    MSS                      MMS                       RES
                                                Sub-Account              Sub-Account               Sub-Account
                                           ----------------------  ------------------------  -----------------------
                                                 Year Ended               Year Ended               Year Ended
                                                December 31,          December 31, 1997           December 31,
                                           ----------------------  ------------------------  -----------------------
                                              1997        1996        1997         1996         1997        1996**
                                           ----------  ----------  -----------  -----------  -----------  ----------
 OPERATIONS:
   Net investment income (expense).......  $  706,385  $  492,034  $   357,569  $   247,368  $    91,756  $  (12,306)
   Net realized gains....................     312,787     193,953      --           --           165,147      13,199
   Net unrealized gains..................     531,538      71,876      --           --         1,401,570     163,568
                                           ----------  ----------  -----------  -----------  -----------  ----------
   Increase in net assets from
    operations...........................  $1,550,710  $  757,863  $   357,569  $   247,368  $ 1,658,473  $  164,461
                                           ----------  ----------  -----------  -----------  -----------  ----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........  $1,282,041  $2,103,015  $ 7,367,664  $ 7,525,727  $ 7,847,808  $3,950,551
     Net transfers between Sub-Accounts
      and Fixed Account..................   1,220,095     734,538   (4,368,281)  (3,679,992)   6,025,796     210,522
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................    (587,414) (1,157,372)  (2,272,208)  (1,518,287)    (239,605)    (21,707)
                                           ----------  ----------  -----------  -----------  -----------  ----------
       Net accumulation activity.........  $1,914,722  $1,680,181  $   727,175  $ 2,327,448  $13,633,999  $4,139,366
                                           ----------  ----------  -----------  -----------  -----------  ----------
   Annuitization Activity:
     Annuitizations......................  $   --      $   --      $   --       $   --       $   --       $   --
     Annuity payments and account fees...      --          --             (643)        (646)     --           --
     Adjustments to annuity reserve......      --          --              (30)         (38)     --           --
                                           ----------  ----------  -----------  -----------  -----------  ----------
       Net annuitization activity........  $   --      $   --      $      (673) $      (684) $   --       $   --
                                           ----------  ----------  -----------  -----------  -----------  ----------
   Increase in net assets from contract
    owner transactions...................  $1,914,722  $1,680,181  $   726,502  $ 2,326,764  $13,633,999  $4,139,366
                                           ----------  ----------  -----------  -----------  -----------  ----------
   Increase in net assets................  $3,465,432  $2,438,044  $ 1,084,071  $ 2,574,132  $15,292,472  $4,303,827
   NET ASSETS:
   Beginning of year.....................   6,258,921   3,820,877    9,284,895    6,710,763    4,303,827      --
                                           ----------  ----------  -----------  -----------  -----------  ----------
   End of year...........................  $9,724,353  $6,258,921  $10,368,966  $ 9,284,895  $19,596,299  $4,303,827
                                           ----------  ----------  -----------  -----------  -----------  ----------
                                           ----------  ----------  -----------  -----------  -----------  ----------

                                                  RGS
                                              Sub-Account
                                           ------------------
                                               Year Ended
                                           December 31, 1997*
                                           ------------------

 OPERATIONS:
   Net investment income (expense).......      $   (1,915)
   Net realized gains....................             380
   Net unrealized gains..................          27,151
                                               ----------
   Increase in net assets from
    operations...........................      $   25,616
                                               ----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........      $  403,727
     Net transfers between Sub-Accounts
      and Fixed Account..................         216,206
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................          (3,103)
                                               ----------
       Net accumulation activity.........      $  616,830
                                               ----------
   Annuitization Activity:
     Annuitizations......................      $ --
     Annuity payments and account fees...        --
     Adjustments to annuity reserve......        --
                                               ----------
       Net annuitization activity........      $ --
                                               ----------
   Increase in net assets from contract
    owner transactions...................      $  616,830
                                               ----------
   Increase in net assets................      $  642,446
   NET ASSETS:
   Beginning of year.....................        --
                                               ----------
   End of year...........................      $  642,446
                                               ----------
                                               ----------

 *For the period July 9, 1997 (commencement of operations) to December 31, 1997. **For the period August 13, 1996 (commencement of operations) to December 31, 1996.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                     TRS                      UTS                   VAL
                                                 Sub-Account              Sub-Account           Sub-Account
                                           ------------------------  ----------------------  ------------------
                                                                                                 Year Ended
                                                  Year Ended               Year Ended           December 31,
                                                 December 31,             December 31,             1997*
                                           ------------------------  ----------------------  ------------------
                                              1997         1996         1997        1996
                                           -----------  -----------  ----------  ----------
 OPERATIONS:
   Net investment income (expense).......  $ 2,714,679  $ 1,201,901  $  282,139  $   52,486       $ (1,777)
   Net realized gains....................      880,365      390,349     128,266      64,789          4,627
   Net unrealized gains..................    2,564,568    1,084,968     510,417     178,657         21,682
                                           -----------  -----------  ----------  ----------       --------
       Increase in net assets from
        operations.......................  $ 6,159,612  $ 2,677,218  $  920,822  $  295,932       $ 24,532
                                           -----------  -----------  ----------  ----------       --------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........  $ 7,910,254  $ 7,465,981  $1,252,037  $  766,463       $342,925
     Net transfers between Sub-Accounts
      and Fixed Account..................    4,487,309       67,782     674,611      12,346        302,919
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................   (2,898,217)  (1,623,155)   (250,586)   (114,012)      --
                                           -----------  -----------  ----------  ----------       --------
       Net accumulation activity.........  $ 9,499,346  $ 5,910,608  $1,676,062  $  664,797       $645,844
                                           -----------  -----------  ----------  ----------       --------
   Annuitization Activity:
     Annuitizations......................  $   --       $   --       $   --      $   --           $--
     Annuity payments and account fees...      (68,443)     (59,327)     --          --           --
     Adjustments to annuity reserve......      (16,416)     (11,982)     --          --           --
                                           -----------  -----------  ----------  ----------       --------
       Net annuitization activity........  $   (84,859) $   (71,309) $   --      $   --           $--
                                           -----------  -----------  ----------  ----------       --------
   Increase in net assets from contract
    owner transactions...................  $ 9,414,487  $ 5,839,299  $1,676,062  $  664,797       $645,844
                                           -----------  -----------  ----------  ----------       --------
     Increase in net assets..............  $15,574,099  $ 8,516,517  $2,596,884  $  960,729       $670,376
 NET ASSETS:
   Beginning of year.....................   26,484,247   17,967,730   2,191,402   1,230,673       --
                                           -----------  -----------  ----------  ----------       --------
   End of year...........................  $42,058,346  $26,484,247  $4,788,286  $2,191,402       $670,376
                                           -----------  -----------  ----------  ----------       --------
                                           -----------  -----------  ----------  ----------       --------

                                                   WAA
                                               Sub-Account
                                           --------------------

                                                Year Ended
                                               December 31,
                                           --------------------
                                              1997      1996**
                                           ----------  --------
 OPERATIONS:
   Net investment income (expense).......  $   49,854  $   (877)
   Net realized gains....................      19,530       430
   Net unrealized gains..................      43,944    12,514
                                           ----------  --------
       Increase in net assets from
        operations.......................  $  113,328  $ 12,067
                                           ----------  --------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........  $1,203,801  $401,856
     Net transfers between Sub-Accounts
      and Fixed Account..................     818,064     4,517
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................     (42,361)     (511)
                                           ----------  --------
       Net accumulation activity.........  $1,979,504  $405,862
                                           ----------  --------
   Annuitization Activity:
     Annuitizations......................  $   --      $  --
     Annuity payments and account fees...      --         --
     Adjustments to annuity reserve......      --         --
                                           ----------  --------
       Net annuitization activity........  $   --      $  --
                                           ----------  --------
   Increase in net assets from contract
    owner transactions...................  $1,979,504  $405,862
                                           ----------  --------
     Increase in net assets..............  $2,092,832  $417,929
 NET ASSETS:
   Beginning of year.....................     417,929     --
                                           ----------  --------
   End of year...........................  $2,510,761  $417,929
                                           ----------  --------
                                           ----------  --------

 *For the period July 14, 1997 (commencement of operations) to December 31,
1997.
**For the period August 29, 1996 (commencement of operations) to December 31, 1996.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                    WGS                     WGO                    WTR
                                                Sub-Account             Sub-Account            Sub-Account
                                           ----------------------  ----------------------  --------------------
                                                 Year Ended              Year Ended             Year Ended
                                                December 31,            December 31,           December 31,
                                           ----------------------  ----------------------  --------------------
                                              1997        1996        1997        1996        1997      1996+
                                           ----------  ----------  ----------  ----------  ----------  --------
 OPERATIONS:
   Net investment income (expense).......  $  112,200  $  439,482  $   55,306  $  225,121  $      746  $   (661)
   Net realized gains (losses)...........    (107,682)    (43,099)    243,950      86,529       8,873       334
   Net unrealized gains (losses).........     (99,232)   (259,815)    585,190      89,790     111,590     9,927
                                           ----------  ----------  ----------  ----------  ----------  --------
       Increase (decrease) in net assets
        from operations..................  $  (94,714) $  136,568  $  884,446  $  401,440  $  121,209  $  9,600
                                           ----------  ----------  ----------  ----------  ----------  --------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........  $  298,940  $  706,389  $1,760,372  $2,327,475  $  837,139  $244,238
     Net transfers between Sub-Accounts
      and Fixed Account..................    (117,698)    444,392   1,155,858     914,961     955,063     4,753
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................    (305,308)   (218,490)   (558,141)   (442,142)    (14,517)     (479)
                                           ----------  ----------  ----------  ----------  ----------  --------
       Net accumulation activity.........  $ (124,066) $  932,291  $2,358,089  $2,800,294  $1,777,685  $248,512
                                           ----------  ----------  ----------  ----------  ----------  --------
   Annuitization Activity:
     Annuitizations......................  $   --      $   --      $   --      $   --      $   --      $  --
     Annuity payments and account fees...      (2,160)     (2,242)     --          --          --         --
     Adjustments to annuity reserve......         (56)       (105)     --          --          --         --
                                           ----------  ----------  ----------  ----------  ----------  --------
       Net annuitization activity........  $   (2,216) $   (2,347) $   --      $   --      $   --      $  --
                                           ----------  ----------  ----------  ----------  ----------  --------
   Increase (decrease) in net assets from
    contract owner transactions..........  $ (126,282) $  929,944  $2,358,089  $2,800,294  $1,777,685  $248,512
                                           ----------  ----------  ----------  ----------  ----------  --------
     Increase (decrease) in net assets...  $ (220,996) $1,066,512  $3,242,535  $3,201,734  $1,898,894  $258,112
 NET ASSETS:
   Beginning of year.....................   4,360,071   3,293,559   5,958,065   2,756,331     258,112     --
                                           ----------  ----------  ----------  ----------  ----------  --------
   End of year...........................  $4,139,075  $4,360,071  $9,200,600  $5,958,065  $2,157,006  $258,112
                                           ----------  ----------  ----------  ----------  ----------  --------
                                           ----------  ----------  ----------  ----------  ----------  --------


                                                     Total
                                           --------------------------
                                                   Year Ended
                                                  December 31,
                                           --------------------------
                                               1997          1996
                                           ------------  ------------
 OPERATIONS:
   Net investment income (expense).......  $  8,109,115  $  4,782,845
   Net realized gains (losses)...........     4,988,883     3,083,650
   Net unrealized gains (losses).........    14,276,945     3,793,750
                                           ------------  ------------
       Increase (decrease) in net assets
        from operations..................  $ 27,374,943  $ 11,660,245
                                           ------------  ------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........  $ 58,235,460  $ 48,770,620
     Net transfers between Sub-Accounts
      and Fixed Account..................    25,876,125      (384,185)
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................   (12,226,781)  (11,210,698)
                                           ------------  ------------
       Net accumulation activity.........  $ 71,884,804  $ 37,175,737
                                           ------------  ------------
   Annuitization Activity:
     Annuitizations......................       271,978  $    205,393
     Annuity payments and account fees...      (121,890)      (89,099)
     Adjustments to annuity reserve......       (31,481)      (21,684)
                                           ------------  ------------
       Net annuitization activity........  $    118,607  $     94,610
                                           ------------  ------------
   Increase (decrease) in net assets from
    contract owner transactions..........  $ 72,003,411  $ 37,270,347
                                           ------------  ------------
     Increase (decrease) in net assets...  $ 99,378,354  $ 48,930,592
 NET ASSETS:
   Beginning of year.....................   119,938,784    71,008,192
                                           ------------  ------------
   End of year...........................  $219,317,138  $119,938,784
                                           ------------  ------------
                                           ------------  ------------

+For the period September 18, 1996 (commencement of operations) to December 31, 1996.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life (N.Y.) Variable Account C (the "Variable Account"), a separate account of Sun Life Insurance and Annuity Company of New York, the Sponsor (a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)), was established on October 18, 1985 as a funding vehicle for the variable portion of certain individual combination fixed/variable annuity contracts. Sale of the Regatta-NY and Regatta Gold-NY contracts commenced on April 1, 1993 and August 1, 1996, respectively. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS/Sun Life Series Trust (the "Series Trust") as selected by contract owners. The Series Trust is an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company, an affiliate of Sun Life Assurance Company of Canada (U.S.), is investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

(3) CONTRACT CHARGES

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. These deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.25%.

Each year on the contract anniversary, an account administration fee ("Account Fee") of $30 is deducted from each contract's accumulation account. After the annuity commencement date the Account Fee is deducted pro rata from each variable annuity payment made during the year. In addition, a deduction is made from the Variable Account at the end of each valuation period (during both the accumulation period and after annuity payments begin) at an effective annual rate of 0.15% of the daily net assets of the Variable Account. These charges are paid to the Sponsor to reimburse it for administrative expenses which exceed the revenues received from the Account Fee.

The Sponsor does not deduct a sales charge from the purchase payments. However, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, will be deducted to cover certain expenses relating to the sale of the contracts. In no event shall the aggregate withdrawal charges assessed exceed 9% of the purchase payment made under a Regatta-NY contract or 6% of the aggregate purchase payments made under a Regatta Gold-NY contract.

(4) ANNUITY RESERVES

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4% for Regatta-NY contracts and 3% for Regatta Gold-NY contracts. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

(5) UNIT ACTIVITY FROM CONTRACT OWNER TRANSACTIONS

                                                                   Units Transferred
                                                                        Between         Units Withdrawn,
                                                                      Sub-Accounts      Surrendered and     Units Outstanding
                            Units Outstanding    Units Purchased   and Fixed Account       Annuitized          End of Year
                            Beginning of Year    ----------------  ------------------  ------------------  --------------------
                           --------------------
                                                    Year Ended         Year Ended          Year Ended           Year Ended
                           Year Ended Dec. 31,       Dec. 31,           Dec. 31,            Dec. 31,             Dec. 31,
                           --------------------  ----------------  ------------------  ------------------  --------------------
                             1997       1996      1997     1996      1997      1996      1997      1996      1997       1996
                           ---------  ---------  -------  -------  --------  --------  --------  --------  ---------  ---------
REGATTA (N.Y.)
 CONTRACTS:
-------------------------
CAS Sub-Account........... 1,160,312  1,106,267    1,731  286,629    20,840   (41,266)  (84,064) (191,318) 1,098,819  1,160,312
CGS Sub-Account...........   845,581    671,847    1,750  240,454    30,673    48,286   (71,111) (115,006)   806,893    845,581
GSS Sub-Account...........   654,198    554,873    --      98,739     9,196    62,138   (45,577)  (61,552)   617,817    654,198
HYS Sub-Account...........   355,247    334,034    1,321   86,443     9,610    (7,920)  (25,325)  (57,328)   340,853    355,247
MSS Sub-Account...........   326,412    277,142    --      80,334    17,274    47,725   (29,312)  (78,789)   314,374    326,412
MMS Sub-Account...........   611,608    623,252       23  364,043   109,285  (237,318) (180,131) (138,369)   540,785    611,608
TRS Sub-Account........... 1,567,221  1,365,756    2,075  324,430    26,923    (4,270) (156,855) (118,695) 1,439,364  1,567,221
UTS Sub-Account...........   112,112     97,337    --      25,150     6,232    (2,207)  (14,982)   (8,168)   103,362    112,112
WGS Sub-Account...........   321,322    268,890    --      38,923   (23,467)   31,381   (20,357)  (17,872)   277,498    321,322
WGO Sub-Account...........   406,783    251,193    1,002  126,008    12,949    66,300   (35,735)  (36,718)   384,999    406,783
REGATTA GOLD (N.Y.)
 CONTRACTS
-------------------------
CAS Sub-Account...........   401,401     --      429,277  407,434   129,225    (5,259)  (25,947)     (774)   933,956    401,401
CGS Sub-Account...........   347,210     --      981,150  330,331   431,451    17,455   (37,593)     (576) 1,722,218    347,210
EGS Sub-Account...........   335,404     --      442,404  320,269   209,941    16,544   (21,166)   (1,409)   966,583    335,404
FCE Sub-Account*..........    --         --       11,586    --       30,275     --        --        --        41,861     --
FCG Sub-Account...........    56,408     --       65,816   52,685    68,561     4,856    (2,036)   (1,133)   188,749     56,408
FCI Sub-Account**.........    --         --        5,355    --        3,872     --        --        --         9,227     --
GSS Sub-Account...........    40,062     --       87,840   47,450    44,641    (7,335)   (3,745)      (53)   168,798     40,062
HYS Sub-Account...........   109,992     --      220,099  105,694   157,860     4,469    (5,184)     (171)   482,767    109,992
MSS Sub-Account...........    92,171     --       97,276   89,182    65,953     3,307    (3,532)     (318)   251,868     92,171
MMS Sub-Account...........   244,386     --      720,359  356,116  (545,823)     (722)  (23,267) (111,008)   395,655    244,386
RES Sub-Account...........   386,810     --      639,173  369,786   471,183    19,046   (19,154)   (2,022) 1,478,012    386,810
RGS Sub-Account***........    --         --       36,514    --       23,014     --         (307)    --        59,221     --
TRS Sub-Account...........   321,897     --      669,097  309,797   333,800    12,703   (36,339)     (603) 1,288,455    321,897
UTS Sub-Account...........    45,474     --       99,515   42,136    42,677     3,338      (356)    --       187,310     45,474
VAL Sub-Account*..........    --         --       35,061    --       26,716     --        --        --        61,777     --
WAA Sub-Account...........    39,223     --      108,426   38,842    71,503       430    (3,679)      (49)   215,473     39,223
WGS Sub-Account...........    30,008     --       29,573   23,592    19,615     6,423    (5,760)       (7)    73,436     30,008
WGO Sub-Account...........    94,134     --      152,296   81,554    84,074    12,751    (6,142)     (171)   324,362     94,134
WTR Sub-Account...........    24,306     --       74,918   23,899    83,263       453    (1,277)      (46)   181,210     24,306

  *For the period July 14, 1997 (commencement of operations) to December 31,
1997.

 **For the period August 11, 1997 (commencement of operations) to December 31, 1997.

***For the period July 9, 1997 (commencement of operations) to December 31,
1997.

INDEPENDENT AUDITORS' REPORT

To the Contract Owners participating in Sun Life (N.Y.) Variable Account C and the Board of Directors of Sun Life Insurance and Annuity Company of New
York:

We have audited the accompanying statement of condition of Sun Life (N.Y.) Variable Account C (the "Variable Account") as of December 31, 1997, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1997 and 1996. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Variable Account as of December 31, 1997, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 6, 1998

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